Financial instruments and fair value (Details 1)	Dec. 31, 2017 CAD ($)
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments and fair value [Line Items]
Current financial assets at fair value through profit or loss	$ 12,866,912
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments and fair value [Line Items]
Current financial assets at fair value through profit or loss	0
Level 3 of fair value hierarchy [member]
Disclosure of financial instruments and fair value [Line Items]
Current financial assets at fair value through profit or loss	$ 747,138